EVENTS SUBSEQUENT TO DECEMBER 31, 2019	12 Months Ended
Dec. 31, 2019
EVENTS SUBSEQUENT TO DECEMBER 31, 2019
EVENTS SUBSEQUENT TO DECEMBER 31, 2019

NOTE 26 - EVENTS SUBSEQUENT TO DECEMBER 31, 2019:

a.

On January 31, 2020, and February 24, 2020, the BoD approved grants of 98,000 options and 52,500 options, respectively, to purchase ADSs to employees of the Company’s subsidiary, under the Company’s Award Plan. The estimated fair values of the options on the grant dates were $0.3 million and $0.2 million, respectively.

b.

On February 23, 2020, the Company’s subsidiary entered into a credit agreement and certain security documents with HCR Collateral Management, LLC (“HCRM”) for up to $115 million in a non-dilutive, six-year term loan facility (the "Credit Agreement"). The borrowings under the term loan facility are secured by a first priority lien on substantially all of the current and future assets of the Company’s subsidiary, all assets related in any material respect to Talicia®, and all of the equity interests of the Company’s subsidiary. The Credit Agreement also restricts the Company subsidiary’s ability to make certain payments to the Company, including paying dividends, prior to the full repayment of the term loan facility.

The Credit Agreement contains certain customary affirmative and negative covenants. The Credit Agreement also contains a financial covenant requiring the Company to maintain a level of cash liquidity as well as a covenant requiring it to maintain minimum net sales beginning with the fiscal quarter ending June 30, 2022. The level of liquidity is gradual and calculated on the amount borrowed under the term loan facility and is not to exceed $23 million.

Under the terms of the agreement, the Company’s subsidiary will receive a $30 million term loan following the closing of the transaction.  Subject to Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, clearance (“HSR Clearance”), the Company’s subsidiary will receive an additional $50 million loan to fund the acquisition of rights to Movantik® (naloxegol) from AstraZeneca. Two additional tranches, the second of which is at the mutual agreement of the Company’s subsidiary and HCRM, totaling $35 million will be available upon satisfaction of certain conditions to further support the Company’s subsidiary growing commercial operations. HCRM will receive royalties in the low-single digits based on the Company’s subsidiary worldwide net revenues, subject to a cap, as well as interest on the outstanding term loan to be computed as the 3-month LIBOR rate plus a single-digit interest rate, depending on revenues generated. The term loan matures in six years with no principal payments required in the first three years. The loan can be prepaid at the Company’s subsidiary’s discretion, subject to customary prepayment fees, certain of which decrease over time.

c.

On February 23, 2020, the Company entered into an exclusive license agreement with AstraZeneca AB (“AstraZeneca”) pursuant to which AstraZeneca granted the Company’s subsidiary exclusive, worldwide (excluding Europe, Canada, and Israel) commercialization and development rights to Movantik®  (naloxegol) and certain associated products. Movantik®, which was developed using Nektar Therapeutics’ (“Nektar”) oral small molecule polymer conjugate technology, is part of the exclusive worldwide license agreement between AstraZeneca and Nektar. Under the terms of the license agreement, and subject to HSR Clearance, the Company’s subsidiary agreed to pay an upfront payment of $52.5 million to AstraZeneca upon potential closing and a further non-contingent payment of $15 million 18 months post-closing.

In addition, the Company’s subsidiary entered into a supply agreement and a transitional services agreement with AstraZeneca, pursuant to which AstraZeneca will provide the Company’s subsidiary certain technology transfers and related materials for an agreed period, to enable the Company to manufacture and distribute Movantik® through its own supply chain, as well as various other supporting services over certain agreed periods.

The Company’s subsidiary will also assume financial responsibility for sales-based royalty and potential milestone payments that AstraZeneca is required to pay to Nektar Therapeutics, the originator of Movantik®. In 2015, AstraZeneca entered into a co-commercialization agreement with Daiichi Sankyo, Inc. (“Daiichi Sankyo”) for Movantik® in the U.S., which will be transferred to the Company’s subsidiary upon closing of the transaction. Following such transfer, the Company’s subsidiary expects to lead all U.S. commercialization activities for Movantik® and will continue to share costs and pay sales-related commissions to Daiichi Sankyo under that agreement.